SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION

NOTE 24. SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION

In 2015, we had two operating segments: a digital entertainment business segment, and a cloud service business segment. The Asian digital entertainment business segment mainly derives its revenues from recognizing the usage of game playing time or in-game items by the end-users. The cloud service business segment mainly derived its revenues from providing cloud products and services to medium-to-larger enterprises as well as public sectors. After reviewing the business plan for 2016, we decided to redirect our cloud service business resources for internal use, in particular, by moving the servers used in our digital entertainment business to the cloud, including the related maintenance, and to wind down our cloud service activities. Therefore, the financial result of cloud service was nil and starting from 2016, we only have one segment. Certain corporate activities are not allocated to the segment and therefore are reflected as adjustments in the reconciliation.

Financial information for each operating segment was as follows for the years ended December 31, 2015, 2016, and 2017:

(in US$ thousands)	Digital entertainment	Cloud service business	Total
2015:
Net revenue from external customers	$8,545	$1,706	$10,251
Loss from operations	$(12,735)	$(1,240)	$(13,975)
Share-based compensation	$6	$(23)	$(17)
Impairment loss on property, plant and equipment	$—	$60	$60
Impairment loss on intangible assets	$—	$5	$5
Impairment loss on prepaid licensing and royalty fees	$4,187	$—	$4,187
Interest income	$12	$—	$12
Interest expense	$128	$1	$129
Gain on disposal of marketable securities - net	$19,939	$—	$19,939
Foreign exchange gain (loss)	$(145)	$—	$(145)
Net gain (loss) on equity investments	$(600)	$—	$(600)
Impairment loss on marketable securities and investments	$1,290	$—	$1,290
Depreciation	$233	$40	$273
Amortization, including intangible assets	$212	$32	$244
Income tax expense (benefits)	$(14)	$—	$(14)

(in US$ thousands)	Digital entertainment
2016:
Net revenue from external customers	$8,971
Loss from operations	$(3,924)
Share-based compensation	$3
Impairment loss on property, plant and equipment	$288
Impairment loss on intangible assets	$53
Impairment loss on prepaid licensing and royalty fees	$1,386
Interest income	$2
Interest expense	$—
Gain on disposal of marketable securities - net	$—
Foreign exchange gain (loss)	$(174)
Net gain (loss) on equity investments	$(1,731)
Impairment loss on marketable securities and investments	$—
Depreciation	$142
Amortization, including intangible assets	$93
Income tax expense (benefits)	$—

(in US$ thousands)	Digital entertainment
2017:
Net revenue from external customers	$11,596
Income from operations	$1,747
Share-based compensation	$1
Impairment loss on property, plant and equipment	$—
Impairment loss on intangible assets	$—
Impairment loss on prepaid licensing and royalty fees	$—
Interest income	$1
Interest expense	$1
Gain on disposal of marketable securities - net	$2
Foreign exchange gain (loss)	$(148)
Net gain (loss) on equity investments	$(24)
Impairment loss on marketable securities and investments	$52
Depreciation	$43
Amortization, including intangible assets	$12
Income tax expense (benefits)	$—

The reconciliations of segment information to GigaMedia’s consolidated totals are as follows:

(in US$ thousands)	2015	2016	2017
Loss from operations:
Total segments	$(13,975)	$(3,924)	$1,747
Adjustment*	(6,078)	(3,208)	(2,237)
Total GigaMedia consolidated	$(20,053)	$(7,132)	$(490)
Share-based compensation
Total segments	$(17)	$3	$1
Adjustment**	82	6	(8)
Total GigaMedia consolidated	$65	$9	$(7)
Impairment loss on property, plant and equipment:
Total segments	$60	$288	$—
Adjustment**	—	183	—
Total GigaMedia consolidated	$60	$471	$—
Impairment loss on intangible assets:
Total segments	$5	$53	$—
Adjustment**	—	4	—
Total GigaMedia consolidated	$5	$57	$—
Impairment loss on prepaid licensing and royalty fees:
Total segments	$4,187	$1,386	$—
Adjustment**	—	—	—
Total GigaMedia consolidated	$4,187	$1,386	$—
Interest income:
Total segments	$12	$2	$1
Adjustment**	321	300	601
Total GigaMedia consolidated	$333	$302	$602
Interest expense:
Total segments	$129	$—	$1
Adjustment**	53	81	33
Total GigaMedia consolidated	$182	$81	$34
Gain on disposal of marketable securities - net:
Total segments	$19,939	$—	$2
Adjustments**	—	—	—
Total GigaMedia consolidated	$19,939	$—	$2
Foreign exchange gain (loss):
Total segments	$(145)	$(174)	$(148)
Adjustments**	(252)	(127)	(403)
Total GigaMedia consolidated	$(397)	$(301)	$(551)

(in US$ thousands)	2015	2016	2017
Net gain (loss) on equity investments:
Total segments	$(600)	$(1,731)	$(24)
Adjustment**	—	—	—
Total GigaMedia consolidated	$(600)	$(1,731)	$(24)
Impairment loss on marketable securities and investments:
Total segments	$1,290	$—	$52
Adjustment**	—	—	—
Total GigaMedia consolidated	$1,290	$—	$52
Depreciation:
Total segments	$273	$142	$43
Adjustments**	21	20	—
Total GigaMedia consolidated	$294	$162	$43
Amortization:
Total segments	$244	$93	$12
Adjustments**	1	18	—
Total GigaMedia consolidated	$245	$111	$12
Income tax expense (benefit):
Total segments	$(14)	$—	$—
Adjustments**	(400)	(1,149)	(1,671)
Total GigaMedia consolidated	$(414)	$(1,149)	$(1,671)

*

Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment. For the years ended December 31, 2015, 2016 and 2017, the compensation related items were approximately $1.3 million $1.6 million and $1.3 million, respectively; professional fees were approximately $587 thousand $612 thousand and $365 thousand, respectively; the termination charge of proposed acquisition of $2.0 million in 2015 were also included in the adjustments.

**	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment.

Major Product Lines

Revenues from the Company’s major product lines are summarized as follow:

(in US$ thousands)	2015	2016	2017
MahJong and casino casual games	$3,113	$2,459	$2,364
PC massively multiplayer online games	1,670	1,560	1,400
Mobile role playing games	2,807	4,674	7,776
Other games and game related revenues	955	278	56
Cloud computing services	1,706	—	—
	$10,251	$8,971	$11,596

Major Customers

No single customer represented 10 percent or more of GigaMedia’s consolidated total net revenues in any period presented.

Geographic Information

Revenues by geographic area are attributed by country of the operating entity location. Revenue from by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2015	2016	2017
Taiwan	$6,889	$2,664	$2,349
Hong Kong	3,362	6,307	9,247
	$10,251	$8,971	$11,596

Net tangible long-lived assets by geographic region are as follows:

(in US$ thousands)	December 31,
Geographic region / country	2015	2016	2017
Taiwan	$1,320	$7	$62
Hong Kong	71	—	96
	$1,391	$7	$158